Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating expenses:
Research and development, net	$ (2,436)	$ (1,876)	$ (5,095)	$ (4,217)
Marketing and sales	(489)	(233)	(985)	(666)
General and administrative	(812)	(634)	(2,018)	(1,294)
Operating loss	(3,737)	(2,743)	(8,098)	(6,177)
Equity in net loss of an affiliated company		(598)		(1,344)
Financing income, net	574	10	573	141
Net loss	$ (3,163)	$ (3,331)	$ (7,525)	$ (7,380)
Basic and diluted net loss per share from continuing operations (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	322,333,344	199,973,047	320,082,947	177,349,786